Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2022	Mar. 31, 2022
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 36,876	¥ 29,717
Payables under securities lending transactions	991	1,097
Obligations to return securities received as collateral	6,752	6,826
Total	44,619	37,640
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,188	6,703
Payables under securities lending transactions	889	972
Obligations to return securities received as collateral	6,056	5,782
Total	16,133	13,457
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	18,047	17,050
Payables under securities lending transactions	24	95
Obligations to return securities received as collateral	386	450
Total	18,457	17,595
31-90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	6,319	3,934
Payables under securities lending transactions	7	29
Obligations to return securities received as collateral	69	437
Total	6,395	4,400
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,322	2,030
Payables under securities lending transactions	71	1
Obligations to return securities received as collateral	241	157
Total	¥ 3,634	¥ 2,188